Summary of Material Accounting Policies - Schedule of Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Australian Oilseeds Investments Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	[1]	100.00%	100.00%	100.00%
Country of Incorporation	[1]	Australia
Principal business activities	[1]	Investment
Cootamundra Oilseeds Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	[1]	82.70%	82.70%	82.70%
Country of Incorporation	[1]	Australia
Principal business activities	[1]	Oilseeds crushing business
Cowcumbla Investments Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	[1]	82.70%	82.70%	82.70%
Country of Incorporation	[1]	Australia
Principal business activities	[1]	Investment
Good Earth Oils Pty Ltd. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	[1]	100.00%	100.00%	100.00%
Country of Incorporation	[1]	Australia
Principal business activities	[1]	Marketing and Distribution
EDOC Acquisition Corp [Member]
Warrants [Line Items]] [Line Items]
Legal ownership		100.00%	100.00%	100.00%
Country of Incorporation		Cayman Islands
Principal business activities		SPAC
Rentbuddyuk Limited [Member]
Warrants [Line Items]] [Line Items]
Legal ownership	[2]	51.00%
Country of Incorporation	[2]	United Kingdom
Principal business activities	[2]	Digital rent guarantor services
Vellexa Group Inc. [Member]
Warrants [Line Items]] [Line Items]
Legal ownership		100.00%
Country of Incorporation		United States
Principal business activities		Corporate administration and strategic holding
Magic Mission International Limited [Member]
Warrants [Line Items]] [Line Items]
Legal ownership		100.00%
Country of Incorporation		British Virgin Islands
Principal business activities		Platform services

[1]	During the year ended June 30, 2026, the Group entered into an agreement to dispose of its entire interest in Australian Oilseeds Investments Pty Ltd and its controlled subsidiaries (the “Australian Oilseeds Business”). As at June 30, 2026, the disposal had not been completed, and was subsequently completed on July 27, 2026 (refer to Note 4).
[2]	During the year ended June 30, 2026, the Group acquired a 51% controlling interest in Rentbuddyuk, a company incorporated in the United Kingdom. This entity has been consolidated into the Group’s financial statements from the acquisition date of June 29, 2026 (refer to Note 5 for the assessment of control under IFRS 10 supporting the Group’s consolidation conclusion).